DEBENTURES (Narrative) (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 ILS (₪)	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2012 USD ($)
Debt Instrument [Line Items]
Proceeds from non-convertible debentures		$ 55,960	$ 70,592	$ 85,884
Debentures Series D [Member]
Debt Instrument [Line Items]
Outstanding principal		6,000	6,000
Repayment by December 2018
Principal amount		$ 27,000
Interest rate		8.00%	8.00%		8.00%
Debentures Series F [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 238	$ 851
Repayment by December 2018
Principal amount							$ 231,000
Interest rate		7.80%	7.80%		7.80%
Number of installment payments | item		2
Amount of debentures converted into shares		$ 1,000	$ 196,000	34,000
Accretion and amortization		0	88,000	$ 39,000
Debentures Series G [Member]
Debt Instrument [Line Items]
Repayment by December 2018
Proceeds from non-convertible debentures	$ 115,000
Principal amount		$ 122,000
Interest rate		2.79%			2.79%
Number of installment payments | item		7
Debentures Series G [Member] | Israel, New Shekels INS [Member]
Debt Instrument [Line Items]
Principal amount | ₪					₪ 468,000
Jazz's Notes [Member]
Debt Instrument [Line Items]
Outstanding principal		$ 58,000	58,000
Repayment by December 2018		$ 58,307	$ 58,307
Principal amount						$ 45,000
Interest rate		8.00%	8.00%		8.00%
Conversion ratio per share | $ / shares						$ 10.07
Repurchase amount						$ 10,000
Redemption premium (as a percent)		1.00%